Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	MAGNUM HUNTER RESOURCES CORP
Entity Central Index Key	0001335190
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false